Long-term debt - Accounts Receivable Facility (Details) - Accounts Receivable Facility € in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Aug. 11, 2021 USD ($)	Aug. 11, 2021 EUR (€)
Long-term debt
Maximum amount available	$ 900,000	€ 814,482	$ 900,000	€ 768,049
Balance outstanding	25,000	22,624
Letters of credit outstanding	$ 28,332	€ 25,640